Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party balances and transactions [Abstract]
Related party relationship with Group
Name of the related party	Relationship with the Group

Related party M	Noncontrolling interest shareholder
of one of the Group's subsidiaries
Related party N	The Group’s cost method investee
Related party P	Noncontrolling interest shareholder
of one of the Group's subsidiaries

Amount due to related parties
	December 31,
	2011	2012

Related party M (i)	$969	$-
Related party N (ii).	$56	$-
Related party P (iii).	$-	$148

(i)	It represents interest-free loan borrowed by Shanghai Yiyi from related party M for daily operating.

(ii)	It represents the unpaid promotion expense.

(iii)	It represents the pre-operating expenses paid by related party P on behalf of 360 Youjiu, which has been settled in February 2013.

Main transactions with related parties
		For the year ended December 31,
Nature	Company Name	2010	2011	2012

Marketing promotion received from	Related party N	$-	$56	$-
Disposal equity interest of Shanghai yiyi to (i)	Related party M	$-	$-	$4,207

(i)	On January 10, 2012, the Group entered into a termination agreement with related party M. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to related party M.